LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM-LOAN
Schedule of future installment repayment to long term loan
	December 31, 2014
	RMB’000	US$’000

2015	7,180	1,157
2016	7,180	1,157
2017	4,340	700

Total	18,700	3,014